INCOME TAXES (SCHEDULE OF DEFERRED TAX ASSETS AND LIABILITIES) (Details) (USD $) In Millions, unless otherwise specified	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Deferred tax assets:
Net federal operating loss carryforwards	$ 1,048.4	$ 1,240.2
Net state operating loss carryforwards	15.2	20.0
Tax credits	47.2	43.9
Capital loss carryforwards	0	13.4
Investments	59.7	74.3
Insurance liabilities	585.9	723.8
Other	67.3	64.7
Gross deferred tax assets	1,823.7	2,180.3
Deferred tax liabilities:
Present value of future profits and deferred acquisition costs	(320.5)	(306.8)
Accumulated other comprehensive income	(457.4)	(405.5)
Gross deferred tax liabilities	(777.9)	(712.3)
Net deferred tax assets before valuation allowance	1,045.8	1,468.0
Valuation allowance	(246.0)	(294.8)	(766.9)	(938.4)
Net deferred tax assets	799.8	1,173.2
Current income taxes accrued	(41.1)	(26.0)
Income tax assets, net	$ 758.7	$ 1,147.2